FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income:
Interest income	$ 287	$ 624	$ 296
Foreign currency translation gains			827
Change in fair value of convertible debt			1,585
Change in fair value of SWAP		380
Other	45	147	366
Financial income	332	1,151	3,074
Financial expense:
Foreign currency translation losses	(1,537)	(950)
Interest expense on debts	(1,045)	(2,334)	(3,938)
Change in fair value of SWAP			(2,487)
Change in fair value of convertible debt		(600)
Bank charges and other	(388)	(737)	(443)
Financial expenses	(2,970)	(4,621)	(6,868)
Financial expense, net	$ (2,638)	$ (3,470)	$ (3,794)